Income taxes	12 Months Ended
Dec. 31, 2012
Income taxes
Income taxes

11.   Income taxes

A reconciliation of the U.S. statutory income tax rate to the Company's effective tax rate is as follows:

	December 31
	2011	2012

Federal income tax (benefit) at statutory rate	34.00%	34.00%
State income tax benefit, net of federal benefit	4.20	3.80
Other	(1.60)	(2.00)
Increase to valuation allowance	(45.90)	(35.80)

Effective income tax rate	(9.3)	0.00%

The Company recognized a tax benefit of $2.3 million in connection with the sale of net operating losses and research and development credits in the New Jersey Transfer Program for the year ended December 31, 2011. The significant components of the Company's deferred tax assets and liabilities at December 31, 2011 and 2012 are as follows:

	2011	2012

Deferred tax assets:
Amortization	$103,355	$91,871
Depreciation	1,196,569	1,535,952
Accrued expense	321,925	1,208,846
Deferred revenue	15,738,180	6,962,506
Federal tax credits	5,734,074	5,383,092
State tax credits	1,495,773	1,094,833
Federal net operating losses	56,074,019	71,752,278
State net operating losses	5,024,189	7,619,606
Capitalized research and development costs	11,184,849	10,479,055
Other	600,059	742,341

Total gross deferred tax assets	97,472,992	106,870,380
Less valuation allowance	(97,472,992)	(106,870,380)

Net deferred tax assets	$—	$—

At December 31, 2011 and 2012, the Company recorded a full valuation allowance against its net deferred tax assets of approximately $97,473,000 and $106,870,000, respectively. The change in the valuation allowance during the years ended December 31, 2011 and 2012 was approximately $12,909,000 and $9,397,000, respectively. A full valuation allowance has been recorded since, in the judgment of management, these assets are not more likely than not to be realized. The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income during periods in which those temporary differences and carryforwards become deductible or are utilized.

As of December 31, 2012, the Company has approximately $211,036,000 and $128,276,000 of federal and state net operating loss carryforwards, respectively. As of December 31, 2012, credit carryforwards for federal and state purposes are approximately $5,383,000 and $1,546,000, respectively. The federal net operating loss carryforwards begin to expire in 2021, while the federal credit carryforwards begin to expire in 2013. State net operating loss carryforwards begin to expire in 2029, and the state credit carryforwards begin to expire in 2022. Sections 382 and 383 of the Internal Revenue Code of 1986 subject the future utilization of net operating losses and certain other tax attributes, such as research and experimental tax credits, to an annual limitation in the event of certain ownership changes, as defined. The Company has had a number of equity transactions since inception, and several of these have created ownership changes that could create such a limitation. The Company has not recently performed an analysis to determine the Company's ability to utilize such carryforwards prior to expiration. An analysis will be performed in the future, as necessary.

The State of New Jersey provides the Technology Business Tax Certificate Transfer Program enabling approved unprofitable biotechnology businesses to sell their unused net operating loss carryforwards to unaffiliated, profitable corporate taxpayers in the State of New Jersey for cash. The Company has participated in this program and sold state net operating losses totaling $28,463,900 during 2011. The New Jersey net operating losses sold during 2011 were generated during 2009. For 2011, the Company established a receivable for the $2,305,576, which was received in 2012.

The income tax benefit for the years ended December 31, 2011 and 2012 differed from the amounts computed by applying the U.S. federal income tax rate of 34% to loss before tax benefit as a result of non-deductible expenses, tax credits generated, utilization of net operating loss carryforwards and increases in the Company's valuation allowance. At December 31, 2012 the Company had no unrecognized income tax benefits. The Company applies the accounting guidance for uncertain income tax provisions. This guidance clarifies the accounting for uncertainty in income taxes recognized in financial statements and requires the impact of a tax position to be recognized in the financial statements if that position is more likely than not of being sustained by the taxing authority. As of December 31, 2012, the Company did not have any unrecognized tax benefits and has not accrued any interest or penalties through 2012. The Company does not expect to have any unrecognized tax benefits within the next twelve months. The Company's policy is to recognize interest and penalties related to tax matters within the income tax provision. Tax years beginning in 2009 are generally subject to examination by taxing authorities, although net operating losses from all years are subject to examinations and adjustments for at least three years following the year in which the attributes are used.